UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2


Read instructions at end of form before preparing form.

1. Name and address of issuer:
SunAmerica  Series Trust
  	1 SunAmerica Center
	Los Angeles, California 90067-6022

2. The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but
do not list series or classes).	X

3. Investment Company Act File Number:
811-07238

Securities Act File Number:
	33-52742

4(a). Last day of fiscal year for which this Form is filed:
	January 31, 2005

4(b).          Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's
                  fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).         Check box if this is the last time the Issuer will be
filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
				$ 90,109,980

(ii) Aggregate price of securities redeemed or
repurchased during
the fiscal year:		$ 110,521,319
(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:			$   0

(iv) Total available redemption credits
[add Items 5 (ii) and 5 (iii)
				$ (20,411,339)

(v) Net sales - if Item 5(i) is greater than
Item 5(iv) [substract Item 5(iv) from Item 5(i)]:
				$     0

(vi) Redemption credits available for   $(38,770,669)
     use in future years- if item 5(i) is less than
     item 5(iv) [subtract Item 5(iv) from Item 5(i)]:



(vii)  Multiplier for determining registration fee (See
Instruction C.9):			     x.0001177

(viii) Registration fee due [Multiply Item 5(v) by Item 5(vii)]
(enter "0" if no fee is due):	          =$        0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting
an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
		. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
		.

7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see
Instruction D):


			           +$ 	-0-

8. Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus
Line 7]:


			          =$        0

9. Date the registration fee and any interest payment was sent to the Commissions's lockbox depository:

	Method of Delivery

			Wire Transfer


			Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)1

	Gregory R. Kingston-V. President & Assistant Treasurer


	Date































	  1 Please print the name and title of the signing officer below the signature.